14. Loans, Debentures, and Finance Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	R$ 10,086,919	R$ 8,941,526
From 1 to 2 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	1,826,907	3,203,383
From 2 to 3 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	894,640	1,699,009
From 3 to 4 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	1,302,450	693,993
From 4 to 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	3,016,406	554,162
More than 5 years
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Long term consolidated debt	R$ 3,046,516	R$ 2,790,979